Sustainable Cost Reductions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sustainable Cost Reductions [Abstract]
Beginning Balance	$ 1,000	$ 25,000
Incurred	16,000
Settled	(31,000)
Adjustments	(9,000)
Remaining Balance	1,000	25,000
Sustainable Cost Reductions [Abstract]
Severance Costs		47,000
Vertically Integrated Utilities [Member]
Sustainable Cost Reductions [Abstract]
Current Period Severance Costs Percentage	18.00%
Total Cumulative Severance Costs Percentage	51.00%
Transmission and Distribution Utilities [Member]
Sustainable Cost Reductions [Abstract]
Current Period Severance Costs Percentage	36.00%
Total Cumulative Severance Costs Percentage	27.00%
Generation and Marketing [Member]
Sustainable Cost Reductions [Abstract]
Current Period Severance Costs Percentage	43.00%
Total Cumulative Severance Costs Percentage	19.00%
Appalachian Power Co [Member]
Sustainable Cost Reductions [Abstract]
Beginning Balance	22	1,321
Expense Allocation from AEPSC	1,016
Incurred	0
Settled	(1,574)
Adjustments	(741)
Remaining Balance	22	1,321
Sustainable Cost Reductions [Abstract]
Severance Costs		8,472
Indiana Michigan Power Co [Member]
Sustainable Cost Reductions [Abstract]
Beginning Balance	22	1,357
Expense Allocation from AEPSC	736
Incurred	0
Settled	(1,690)
Adjustments	(381)
Remaining Balance	22	1,357
Sustainable Cost Reductions [Abstract]
Severance Costs		5,678
Ohio Power Co [Member]
Sustainable Cost Reductions [Abstract]
Beginning Balance	435	3,450
Expense Allocation from AEPSC	1,354
Incurred	6,114
Settled	(8,846)
Adjustments	(1,637)
Remaining Balance	435	3,450
Sustainable Cost Reductions [Abstract]
Severance Costs		13,498
Public Service Co of Oklahoma [Member]
Sustainable Cost Reductions [Abstract]
Beginning Balance	20	652
Expense Allocation from AEPSC	325
Incurred	0
Settled	(485)
Adjustments	(472)
Remaining Balance	20	652
Sustainable Cost Reductions [Abstract]
Severance Costs		3,675
Southwestern Electric Power Co [Member]
Sustainable Cost Reductions [Abstract]
Beginning Balance	16	627
Expense Allocation from AEPSC	621
Incurred	0
Settled	(1,628)
Adjustments	396
Remaining Balance	16	627
Sustainable Cost Reductions [Abstract]
Severance Costs		$ 5,709